                            -  BT PYRAMID MUTUAL FUNDS  -


                                BT INSTITUTIONAL ASSET
                                   MANAGEMENT FUND



                                    ANNUAL REPORT
                                 --------------------
                                      MARCH-1997

--------------------------------------------------------------------------------
BT INSTITUTIONAL ASSET MANAGEMENT FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------


    LETTER TO SHAREHOLDERS . . . . . . . . . . . . . . . . . . . . .3

    BT INSTITUTIONAL ASSET MANAGEMENT FUND
         Statement of Assets and Liabilities . . . . . . . . . . . .6
         Statement of Operations . . . . . . . . . . . . . . . . . .6
         Statement of Changes in Net Assets. . . . . . . . . . . . .7
         Financial Highlights. . . . . . . . . . . . . . . . . . . .8
         Notes to Financial Statements . . . . . . . . . . . . . . .9
         Report of Independent Accountants . . . . . . . . . . . . 10

    ASSET MANAGEMENT PORTFOLIO
         Schedule of Portfolio Investments . . . . . . . . . . . . 11
         Statement of Assets and Liabilities . . . . . . . . . . . 14
         Statement of Operations . . . . . . . . . . . . . . . . . 14
         Statement of Changes in Net Assets. . . . . . . . . . . . 15
         Financial Highlights. . . . . . . . . . . . . . . . . . . 15
         Notes to Financial Statements . . . . . . . . . . . . . . 16
         Report of Independent Accountants . . . . . . . . . . . . 18

--------------------------------------------------------------------------------
BT INSTITUTIONAL ASSET MANAGEMENT FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

We are pleased to present you with this annual report for the BT Institutional Asset Management Fund (the "Fund"), providing a review of the markets, the portfolio and our outlook as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

The Fund returned 14.31% for the fiscal year ended March 31, 1997*, as compared to 13.14% for the Asset Allocation Index-Long Range**, 19.83% for the S&P 500 Index**, and 4.90% for the Salomon Broad Investment Grade (BIG) Index**. The Lipper Flexible Portfolio Average+ had a return of 10.13% for the same period. Since its inception on September 16, 1993, the Fund is up 41.83% cumulatively, or 10.38% annualized.

MARKET ACTIVITY
U.S. MARKETS
The Fund's fiscal year began with real GDP accelerating to a 4.20% pace, dramatically slowing in the next quarter to 2.1%, and then picking up again to a 3.8% annual growth rate in the fourth calendar quarter of 1996. In the first quarter of 1997, real GDP was in excess of 3%, a pace well above what most experts agree to be a noninflationary growth course.

Still, the actual inflation picture remained quite benign. Producer prices declined, and consumer prices advanced at a slightly lower pace than seen last year. In spite of this good news, fears of future pressures failed to be alleviated, and the financial markets were nervous. Clearly, this was exacerbated by Federal Reserve Board Chairman Alan Greenspan's comments regarding "irrational exuberance" over market valuations and the possibility of a "preemptive strike" with a tightening of monetary policy. After many months of speculation and for the first time since January 1996, the Federal Reserve Board did raise the Fed Funds rate by 0.25% on March 25, 1997, to 5.50%.

                                     OBJECTIVE
    Seeks to provide a high total return with reduced long-term risk by investing primarily in a diversified portfolio of stocks of U.S. and foreign companies, high-quality bonds and cash.

U.S. EQUITIES
The stock market was characterized by tremendous volatility during this annual period. Still, the economic environment proved to be a generally favorable one for the equity markets, with the various indices continuing to reach new highs. The market reacted particularly positively to the November election results, which, at the time, seemed to promise cooperation between the Republican Congress and the Democratic administration. Corporate sales continued to grow, but profits were squeezed, as companies were unable to pass on increased wage costs to consumers. The only real glitches were in July, when there was a 2.92% fall in the Dow Jones Industrial average in just one day, in December, when Mr. Greenspan first started making public comments, and in March, following the Federal Reserve Board's official interest rate hike. Each of these downturns was very short-lived. The equity market was led by the large cap companies during this annual period.

                                INVESTMENT INSTRUMENTS
    Primarily common stocks, corporate and government issued intermediate to long-term bonds, various government agency issued asset-backed securities and all types of domestic and foreign securities and money market instruments.

FIVE LARGEST COMMON STOCK HOLDINGS
    Merck & Co., Inc.
    BankAmerica Corp.
    General Electric Co.
    Philip Morris Companies, Inc.
    Pfizer, Inc.

U.S. BONDS
The bond market, too, was volatile. The fourth calendar quarter was particularly strong, as short-term rates held steady and long-term rates drifted lower. However, the rapid pace of economic growth of the last two quarters pushed interest rates and bond yields higher. Overall, the focus in the U.S. bond market over the Fund's annual period was on the threat of inflation, and it has been a virtually continuous plague on the performance of the fixed income markets. This potential threat was made even more real by the Federal Reserve Board rate increase in late March.

FIVE LARGEST FIXED INCOME SECURITIES
    US Treasury Notes 5.875%, 2/15/00
    FNMA 7.00%, 9/01/21
    US Treasury Notes 6.625%, 3/31/02
    US Treasury Bond 6.50%, 11/15/26
    US Treasury Notes 7.50%, 2/15/05

INTERNATIONAL MARKETS
In core Europe, short-term interest rates remained low and fairly steady, as most economies continued to recover from recent recessions. This backdrop provided support for both European bonds and equities to outperform their U.S. counterparts on a currency hedged basis. Japan had mixed performance in its bonds and equities, as concerns about economic recovery and mounting credit problems for the nation's financial institutions pulled the markets in different directions. The central bank of Canada lowered its short-term interest rates by 2.0% this year, leading the Canadian bond market to outperform the U.S. bond market. The lower rates did not push the Canadian equity markets any higher than those in the U.S., however, as they performed similarly to the S&P 500.

-------------------------
* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
**  Indexes are unmanaged, and investments cannot be made in an index.
+ Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Sevices, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

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BT INSTITUTIONAL ASSET MANAGEMENT FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

                       DIVERSIFICATION OF PORTFOLIO INVESTMENTS
                         BY ASSET CLASS AS OF MARCH 31, 1997
                       (PERCENTAGES ARE BASED ON MARKET VALUE)

                                       [CHART]

                            Stocks 68%          Bonds 32%


This diversification pie chart shows the Fund's investment exposure to different asset classes (i.e. stocks, bonds and cash) based on the risk characteristics of the asset class rather than the actual instrument. For example, the Fund may buy or sell a futures contract to increase or decrease the Fund's exposure to the stock market.
--------------------------------------------------------------------------------

CASH
The U.S. dollar had a strong year versus most currencies. It appreciated substantially, as strong domestic economic growth and fears of higher U.S. interest rates made the dollar look relatively attractive versus the yen and most European currencies.

INVESTMENT REVIEW
The Fund's strong relative performance was due primarily to above-average asset allocation. More specifically, the Fund remained overweighted in U.S. stocks for the annual period, supported by low interest rates, low inflation, and fundamental indicators, such as favorable valuation measures. Although this position hurt performance in July 1996 and March 1997, U.S. equities were a leading market for the twelve months. Thus, such an allocation was the primary reason for the Fund's relative outperformance. Even though this sector did not match S&P performance, individual security selection here did add value to the Fund.

The Fund also benefited from its underweighted position in the U.S. bond market, an allocation supported by weak momentum, upward sloping of the yield curve, which, in turn, indicated rising interest rates, and a Salomon Broad Investment Grade (BIG) Bond Index that returned less than Treasury bills for the year. Incremental return was generated by corporate and mortgage-backed issue selection.

International stock and bond market exposure provided diversification of risk
but did not contribute to the Fund's returns during this period.   Though higher
than it was six months earlier, the Fund's investment in international equities remained light. Its international bond market position continued to be overweighted, with the focus on Canada, France, and Japan.*

As of March 31, 1997, the Fund's asset weightings were 65% in U.S. equities, 20% in U.S. bonds, 12% in international bonds, 3% in international equities, and 0% in cash.

MANAGER OUTLOOK
As the U.S. economy embarks on its seventh year of expansion, the imbalances that normally precede a recession are still not evident. Should the economy continue at its recent pace, however, the developing upward pressures on labor costs would likely generate higher inflation and a strong upward move in interest rates. This move, in turn, would probably lay the groundwork for an ensuing downturn in business activity. To some extent, the current higher interest rates should also temper overall real economic growth going forward and create a slower economic growth path by summer. This would be a more positive environment for both the stock and bond markets.

The Fund remains overweighted in U.S. stocks and underweighted in U.S. bonds. Favorable earnings reports and the forecasted continuation of a sustainable economic expansion are anticipated to offset some of the downward pressures on equities in the near term. Plus, we believe a cautious stance is warranted for the U.S. bond market for the near term, until we see what future action the Federal Reserve Board may take and what effect their previous action will have.

We believe the international markets are still well behind the U.S. in terms of an economic cycle, even with their recovery out of recession over the past year. Their economies, for the most part, are just beginning to show signs of moderate growth. However, low interest rates and favorable foreign exchange rates should propel the growth scenario over the next six months or so. At that point, their equity markets may well be poised to outperform the U.S. once again. Stronger economic markets may also cause foreign central banks to begin to raise short-term interest rates in the second half of 1997. If such a move is made, foreign bonds may become relatively unattractive compared to U.S. bonds. This international outlook combined with the possibility of the Federal Reserve Board maintaining a tightened monetary policy for the near term may also make foreign currencies look more attractive than the U.S. dollar later in 1997.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high total return with reduced risk over the long term.

We value your ongoing support of the BT Institutional Asset Management Fund and look forward to continuing to serve your investment needs in the years ahead.


                                    /s/ Phil Green

                                      Phil Green
                               Portfolio Manager of the
                        BT INSTITUTIONAL ASSET MANAGEMENT FUND
                                    March 31, 1997

-------------------------

* Foreign investing involves special risks, including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

--------------------------------------------------------------------------------
BT INSTITUTIONAL ASSET MANAGEMENT FUND

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BT INSTITUTIONAL ASSET MANAGEMENT FUND, THE ASSET ALLOCATION INDEX-LONG RANGE AND THE S&P 500 INDEX AS OF SEPTEMBER 30, 1993

                             Total Return for the Period
                                 Ended March 31, 1997
               One Year                                Since 9/16/93*
               14.31%                                       41.83%
          * The Fund's inception date.

     Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


                                       [GRAPH]


Past performance is not indicative of future performance. The S&P 500 Index is unmanaged, and investments may not be made in an index.



--------------------------
+    Asset allocation Index-Long Range is comprised of the following:
     55% S&P 500 Index
     35% Salomon Broad Investment Grade Bond Index
     10% T-Bill 3-Month Index

--------------------------------------------------------------------------------
BT INSTITUTIONAL ASSET MANAGEMENT FUND

STATEMENT OF ASSETS AND LIABILITIES  MARCH 31, 1997
--------------------------------------------------------------------------------



ASSETS
  Investment in Asset Management Portfolio, at Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $    270,496,347
  Receivable for Shares of Beneficial Interest Subscribed. . . . . . . . . . . . . . . . . . . . . . . . . . . .          955,615
  Due from Bankers Trust . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           49,896
  Prepaid Expenses and Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            9,906
                                                                                                                 ----------------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      271,511,764
                                                                                                                 ----------------
LIABILITIES
  Payable for Shares of Beneficial Interest Redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,152,317
  Accrued Expenses and Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           44,826
                                                                                                                 ----------------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,197,143
                                                                                                                 ----------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $    270,314,621
                                                                                                                 ----------------
                                                                                                                 ----------------
COMPOSITION OF NET ASSETS
  Paid-in Capital. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $    242,808,107
  Undistributed Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          532,250
  Undistributed Net Realized Gain from Investments, Foreign Currencies and Futures Transactions. . . . . . . . .       21,335,954
  Net Unrealized Appreciation (Depreciation) on:
    Investments and Foreign Currency Contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        7,332,216
    Futures Contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (1,693,906)
                                                                                                                 ----------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $    270,314,621
                                                                                                                 ----------------
                                                                                                                 ----------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (net assets divided by shares outstanding). . . . . . . $          12.05
                                                                                                                 ----------------
                                                                                                                 ----------------
SHARES OUTSTANDING ($0.001 par value per share, unlimited number of shares of beneficial interest authorized). .       22,426,417
                                                                                                                 ----------------
                                                                                                                 ----------------


------------------------------------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS  FOR THE YEAR ENDED MARCH 31, 1997
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  Income Allocated from Asset Management Portfolio, net. . . . . . . . . . . . . . . . . . . . . . . . . . .     $      6,937,157
                                                                                                                 ----------------
EXPENSES
  Administration and Services Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              333,419
  Printing and Shareholder Reports . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               37,692
  Registration Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               48,709
  Professional Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               11,843
  Trustees Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                7,286
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                4,013
                                                                                                                 ----------------
  Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              442,962
  Less Expenses Absorbed by Bankers Trust. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (442,962)
                                                                                                                 ----------------
    Net Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 --
                                                                                                                 ----------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            6,937,157
                                                                                                                 ----------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FOREIGN CURRENCIES AND FUTURES CONTRACTS
  Net Realized Gain from:
    Investment and Foreign Currency Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           14,448,180
    Futures Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            8,076,726
  Net Change in Unrealized Depreciation on:
    Investment and Foreign Currency Contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (32,280)
    Futures Contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (1,688,149)
                                                                                                                 ----------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FOREIGN CURRENCIES AND FUTURES CONTRACTS. . . . . . . . . .           20,804,477
                                                                                                                 ----------------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     27,741,634
                                                                                                                 ----------------
                                                                                                                 ----------------


                     See Notes to Financial Statements on Page 9

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BT INSTITUTIONAL ASSET MANAGEMENT FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                                 FOR THE           FOR THE
                                                                                                YEAR ENDED        YEAR ENDED
                                                                                              MARCH 31, 1997    MARCH 31, 1996
                                                                                              --------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $   6,937,157     $  5,268,703
  Net Realized Gain from Investments, Foreign Currencies and Futures Transactions. . . . .        22,524,906      11,009,413
  Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign
    Currencies and Futures Contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (1,720,429)      5,752,518
                                                                                              --------------    ------------
Net Increase in Net Assets from Operations . . . . . . . . . . . . . . . . . . . . . . .          27,741,634      22,030,634
                                                                                              --------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (8,414,757)     (4,651,019)
  Net Realized Gain from Investment Transactions . . . . . . . . . . . . . . . . . . . . .        (6,468,985)     (3,369,846)
                                                                                              --------------    ------------
Total Distributions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (14,883,742)     (8,020,865)
                                                                                              --------------    ------------

CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Proceeds from Sales of Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       125,920,140     123,325,563
  Dividend Reinvestments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        14,881,177       8,013,895
  Cost of Shares Redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (67,111,229)    (44,783,342)
                                                                                              --------------    ------------
Net Increase from Capital Transactions in Shares of Beneficial Interest. . . . . . . . .          73,690,088      86,556,116
                                                                                              --------------    ------------
TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          86,547,980     100,565,885
NET ASSETS
Beginning of Year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         183,766,641      83,200,756
                                                                                              --------------    ------------
End of Year (including undistributed net investment income of $532,250 and $1,517,814,
  respectively). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $  270,314,621    $183,766,641
                                                                                              --------------    ------------
                                                                                              --------------    ------------




                     See Notes to Financial Statements on Page 9

--------------------------------------------------------------------------------
BT INSTITUTIONAL ASSET MANAGEMENT FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below are selected data for a share outstanding, total investment return, other supplemental data and ratios to average net assets for the periods indicated for the BT Institutional Asset Management Fund.



                                                                                                                    FOR THE PERIOD
                                                                                  FOR THE YEAR ENDED              SEPTEMBER 16, 1993
                                                                                       MARCH 31,                    (COMMENCEMENT
                                                                         --------------------------------------    OF OPERATIONS) TO
                                                                         1997           1996           1995         MARCH 31, 1994
                                                                       --------       --------       --------     ------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . .   $  11.25       $  9.99        $   9.61       $  10.00
                                                                       --------       --------       --------       --------
Income from Investment Operations
  Net Investment Income  . . . . . . . . . . . . . . . . . . . . . .       0.38           0.41           0.36           0.11
  Net Realized and Unrealized Gain (Loss) on Investments,
    Foreign Currencies and Futures Contracts . . . . . . . . . . . .       1.19           1.52           0.30          (0.44)
                                                                       --------       --------       --------       --------

Total Income (Loss) from Investment Operations . . . . . . . . . . .       1.57           1.93           0.66          (0.33)
                                                                       --------       --------       --------       --------

DISTRIBUTIONS TO SHAREHOLDERS
  Net Investment Income    . . . . . . . . . . . . . . . . . . . . .      (0.45)         (0.42)         (0.28)         (0.06)
  Net Realized Gain from Investment Transactions . . . . . . . . . .      (0.32)         (0.25)            --             --
                                                                       --------       --------       --------       --------
Total Distributions      . . . . . . . . . . . . . . . . . . . . . .      (0.77)         (0.67)         (0.28)         (0.06)
                                                                       --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . .     $12.05         $11.25          $9.99          $9.61
                                                                       --------       --------       --------       --------
                                                                       --------       --------       --------       --------
TOTAL INVESTMENT RETURN  . . . . . . . . . . . . . . . . . . . . . .      14.31%         19.77%          7.13%         (6.06)%*
SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Period (000s omitted) . . . . . . . . . . . . .   $270,315       $183,767       $ 83,201        $75,021
  Ratios to Average Net Assets:
    Net Investment Income    . . . . . . . . . . . . . . . . . . . .       3.12%          3.99%          3.78%          2.83%*
    Expenses, including Expenses of the Asset
      Management Portfolio     . . . . . . . . . . . . . . . . . . .       0.60%          0.60%          0.60%          0.60%*
    Decrease Reflected in Above Expense Ratio Due to
      Absorption of Expenses by Bankers Trust. . . . . . . . . . . .       0.36%          0.39%          0.43%          0.73%*



-----------------------
*   Annualized


                     See Notes to Financial Statements on Page 9

--------------------------------------------------------------------------------
BT INSTITUTIONAL ASSET MANAGEMENT FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Pyramid Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on February 28, 1992, as a business trust under the laws of the Commonwealth of Massachusetts. The BT Institutional Asset Management Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on September 16, 1993. The Fund invests substantially all of its assets in the Asset Management Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At March 31, 1997, the Fund's investment was 77.61% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the BT Institutional Asset Management Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C. DIVIDENDS
It is the Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date, which is the same as the declaration date. Distributions of net realized short-term and long-term capital gains, if any, will be made annually to the extent they are not offset by any capital loss carryforwards.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. For the year ended March 31, 1997, $612,374 of undistributed net realized gain was reclassified to undistributed net investment income, $1,034,077 of undistributed net realized gain was reclassified to paid-in capital and $120,338 of undistributed net investment income was reclassified to paid-in capital by the Institutional Asset Management Fund.

D. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its tax able income to shareholders. Therefore, no federal income tax provision is required.

E. OTHER
The Trust accounts separately for the assets, liabilities and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.15 of 1% of the Fund's average daily net assets. For the year ended March 31, 1997, this fee aggregated $333,419.

On September 30, 1996, the Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Prior to September 30, Signature Broker-Dealer Services, Inc. ("Signature") was the Trust's distributor. Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Edgewood, and previously Signature, may seek reimbursement, at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the year ended March 31, 1997, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.00 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and
0.60 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the year ended March 31, 1997, expenses of the Fund have been reduced by $442,962.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Edgewood and/or Signature. None of the trustees so affiliated received compensation for services as trustees of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

NOTE 3--SHARES OF BENEFICIAL INTEREST
At March 31, 1997, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                             FOR THE                        FOR THE
                           YEAR ENDED                     YEAR ENDED
                         MARCH 31, 1997                 MARCH 31, 1996
                   --------------------------    --------------------------
                      SHARES        AMOUNT          SHARES         AMOUNT
                   ------------  ------------    ------------  ------------

Sold               10,490,486   $125,920,140     11,405,629   $123,325,563
Reinvested          1,255,355     14,881,177        745,268      8,013,895
Redeemed           (5,647,355)   (67,111,229)    (4,151,208)   (44,783,342)
                   ----------   ------------     ----------   ------------
Net Increase        6,098,486   $ 73,690,088      7,999,689   $ 86,556,116
                   ----------   ------------     ----------   ------------
                   ----------   ------------     ----------   ------------


-----------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)
26.63% of the net investment income dividends paid by the BT Institutional Asset Management Fund during the tax year ended March 31, 1997, qualified for the Dividends Received Deduction. The Fund paid a long-term capital gain dividend of $0.1445 during the tax year ended March 31, 1997.

--------------------------------------------------------------------------------
BT INSTITUTIONAL ASSET MANAGEMENT FUND

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To The Trustees and Shareholders of Bt Pyramid Mutual Funds:

We have audited the accompanying statement of assets and liabilities of the BT Institutional Asset Management Fund (one of the Funds comprising BT Pyramid Mutual Funds) as of March 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period September 16, 1993 (commencement of operations) to March 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.

Our procedures included confirmation of securities owned as of March 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the BT Institutional Asset Management Fund of BT Pyramid Mutual Funds as of March 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.

Kansas City, Missouri
May 2, 1997

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS MARCH 31, 1997
--------------------------------------------------------------------------------

Shares                        Description                            Value
------                        -----------                            -----


            COMMON STOCKS - 53.50%
            Aerospace - 0.36%
  12,800    Boeing Co. . . . . . . . . . . . . . . . . . . . . . $  1,262,400
                                                                 ------------

            AIRLINES - 0.50%
  14,300    AMR Corp. (a). . . . . . . . . . . . . . . . . . . .    1,179,750
   6,800    Delta Air Lines, Inc.. . . . . . . . . . . . . . . .      572,050
                                                                 ------------
                                                                    1,751,800
                                                                 ------------

            AUTO RELATED - 1.33%
  28,500    Chrysler Corp. . . . . . . . . . . . . . . . . . . .      855,000
  53,000    Dana Corp. . . . . . . . . . . . . . . . . . . . . .    1,742,375
  36,900    General Motors Corp. . . . . . . . . . . . . . . . .    2,043,337
                                                                 ------------
                                                                    4,640,712
                                                                 ------------

            BANKS - 3.94%
  54,900    Bank of Boston Corp. . . . . . . . . . . . . . . . .    3,678,300
  48,500    BankAmerica Corp.. . . . . . . . . . . . . . . . . .    4,886,375
  46,400    Chase Manhattan Corp.. . . . . . . . . . . . . . . .    4,344,200
   7,700    Citicorp Co. . . . . . . . . . . . . . . . . . . . .      833,525
                                                                 ------------
                                                                   13,742,400
                                                                 ------------

            BEVERAGES - 2.09%
  37,200    Coca-Cola Co.. . . . . . . . . . . . . . . . . . . .    2,078,550
   9,100    Coca-Cola Enterprises, Inc.. . . . . . . . . . . . .      522,113
 127,300    PepsiCo, Inc.. . . . . . . . . . . . . . . . . . . .    4,153,162
  13,800    Seagram Ltd. . . . . . . . . . . . . . . . . . . . .      527,850
                                                                 ------------
                                                                    7,281,675
                                                                 ------------

            CHEMICALS AND TOXIC WASTE - 2.36%
   9,600    Air Products & Chemical Corp.. . . . . . . . . . . .      651,600
  41,100    Du Pont (E.I.) de Nemours & Co.. . . . . . . . . . .    4,356,600
  84,500    Monsanto Co. . . . . . . . . . . . . . . . . . . . .    3,232,125
                                                                 ------------
                                                                    8,240,325
                                                                 ------------

            COMPUTER SERVICES - 1.35%
  52,100    Cisco Systems, Inc. (a). . . . . . . . . . . . . . .    2,507,312
  39,600    CUC International, Inc. (a). . . . . . . . . . . . .      891,000
  13,000    EMC Corp. (a). . . . . . . . . . . . . . . . . . . .      461,500
  18,600    Seagate Technology Co. (a) . . . . . . . . . . . . .      834,675
                                                                 ------------
                                                                    4,694,487
                                                                 ------------

            COMPUTER SOFTWARE - 1.34%
  11,400    BMC Software, Inc. (a) . . . . . . . . . . . . . . .      525,825
  27,750    Computer Associates International, Inc.. . . . . . .    1,078,781
  28,600    Informix Corp. . . . . . . . . . . . . . . . . . . .      432,575
  14,200    Microsoft Corp. (a). . . . . . . . . . . . . . . . .    1,301,963
  34,350    Oracle Corp. (a) . . . . . . . . . . . . . . . . . .    1,324,622
                                                                 ------------
                                                                    4,663,766
                                                                 ------------

            DATA PROCESSING SERVICES - 0.40%
  41,100    First Data Corp. . . . . . . . . . . . . . . . . . .    1,392,262
                                                                 ------------
            Diversified - 2.40%
  57,400    AlliedSignal, Inc. . . . . . . . . . . . . . . . . .    4,089,750
  14,100    Supervalu, Inc.. . . . . . . . . . . . . . . . . . .      419,475
  10,700    Textron, Inc.. . . . . . . . . . . . . . . . . . . .    1,123,500
  36,200    United Technologies Corp.. . . . . . . . . . . . . .    2,724,050
                                                                 ------------
                                                                    8,356,775
                                                                 ------------



Shares                        Description                            Value
------                        -----------                            -----

            DRUGS - 3.22%
  22,800    Lilly (Eli) & Co.. . . . . . . . . . . . . . . . . . $  1,875,300
  58,600    Merck & Co., Inc.. . . . . . . . . . . . . . . . . .    4,937,050
  52,300    Pfizer, Inc. . . . . . . . . . . . . . . . . . . . .    4,399,738
                                                                 ------------
                                                                   11,212,088
                                                                 ------------

            ELECTRICAL EQUIPMENT - 1.94%
  48,400    Emerson Electric Co. . . . . . . . . . . . . . . . .    2,178,000
  46,100    General Electric Co. . . . . . . . . . . . . . . . .    4,575,425
                                                                 ------------
                                                                    6,753,425
                                                                 ------------

            ELECTRONICS - 1.57%
  51,400    Analog Devices, Inc. (a) . . . . . . . . . . . . . .    1,156,500
  23,000    Intel Corp.. . . . . . . . . . . . . . . . . . . . .    3,199,875
  23,000    Xilinx, Inc. (a) . . . . . . . . . . . . . . . . . .    1,121,250
                                                                 ------------
                                                                    5,477,625
                                                                 ------------

            ENTERTAINMENT - 0.38%
  18,027    Disney (Walt) Co.. . . . . . . . . . . . . . . . . .    1,315,971
                                                                 ------------

            ENVIRONMENT CONTROL - 0.32%
  36,500    U.S. Filter Corp. (a). . . . . . . . . . . . . . . .    1,126,938
                                                                 ------------

            FINANCIAL SERVICES - 2.08%
  29,800    Associates First Capital Corp.-Cl. A . . . . . . . .    1,281,400
  71,900    Federal Home Loan Mortgage Corp. . . . . . . . . . .    1,959,275
  37,500    Glendale Federal Bank FSB Co. (a). . . . . . . . . .      862,500
  26,200    MBNA Corp. . . . . . . . . . . . . . . . . . . . . .      730,325
  10,900    Price (T. Rowe) Associates, Inc. . . . . . . . . . .      404,663
  41,966    Travelers Group, Inc.. . . . . . . . . . . . . . . .    2,009,122
                                                                 ------------
                                                                    7,247,285
                                                                 ------------

            FOODS - 1.74%
  44,500    CPC International, Inc.. . . . . . . . . . . . . . .    3,649,000
  59,500    Sara Lee Corp. . . . . . . . . . . . . . . . . . . .    2,409,750
                                                                 ------------
                                                                    6,058,750
                                                                 ------------

            HEALTHCARE DIVERSIFIED - 1.31%
   8,400    Abbott Laboratories Co.. . . . . . . . . . . . . . .      471,450
  77,400    Johnson & Johnson Co.. . . . . . . . . . . . . . . .    4,092,525
                                                                 ------------
                                                                    4,563,975
                                                                 ------------

            HOSPITAL SUPPLIES AND HEALTHCARE - 1.18%
  36,700    Baxter International, Inc. . . . . . . . . . . . . .    1,582,688
  19,800    Becton, Dickinson & Company. . . . . . . . . . . . .      891,000
   6,400    PacifiCare Health Systems, Inc.-Cl. B. . . . . . . .      552,000
  35,200    U.S. Surgical Corp.. . . . . . . . . . . . . . . . .    1,073,600
                                                                 ------------
                                                                    4,099,288
                                                                 ------------

            HOTEL/MOTEL - 0.62%
  43,500    Marriott International, Inc. . . . . . . . . . . . .    2,164,125
                                                                 ------------

            HOUSEHOLD PRODUCTS - 1.51%
  10,900    Clorox Co. . . . . . . . . . . . . . . . . . . . . .    1,222,163
  32,700    Procter & Gamble Co. . . . . . . . . . . . . . . . .    3,760,500
   8,500    Tupperware Corp. . . . . . . . . . . . . . . . . . .      284,750
                                                                 ------------
                                                                    5,267,413
                                                                 ------------

            INSURANCE - 1.62%
  28,300    American International Group, Inc. . . . . . . . . .    3,321,713
  14,600    General Re Corp. . . . . . . . . . . . . . . . . . .    2,306,800
                                                                 ------------
                                                                    5,628,513
                                                                 ------------


                 See Notes to Financial Statements on Pages 16 and 17

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS MARCH 31, 1997
--------------------------------------------------------------------------------

Shares                        Description                              Value
------                        -----------                              -----

            METALS - 0.38%
  20,000    Alcan Aluminium Co. Ltd. . . . . . . . . . . . . . .  $    677,500
  21,600    Freeport-McMoRan Copper & Gold, Inc.-Cl. B . . . . .       656,100
                                                                  ------------
                                                                     1,333,600
                                                                  ------------

            OFFICE EQUIPMENT AND COMPUTERS - 1.62%
  54,900    Hewlett-Packard Co.. . . . . . . . . . . . . . . . .     2,923,425
  13,200    IBM Corp.. . . . . . . . . . . . . . . . . . . . . .     1,813,350
  15,900    Xerox Corp.. . . . . . . . . . . . . . . . . . . . .       904,312
                                                                  ------------
                                                                     5,641,087
                                                                  ------------

            OIL-DOMESTIC - 1.62%
   2,900    Atlantic Richfield Co. . . . . . . . . . . . . . . .       391,500
  27,300    ENSCO International, Inc. (a). . . . . . . . . . . .     1,344,525
  11,100    Louisiana Land & Exploration Co. . . . . . . . . . .       525,862
  26,900    Noble Drilling Corp. (a) . . . . . . . . . . . . . .       464,025
  14,300    Phillips Petroleum Co. . . . . . . . . . . . . . . .       584,513
  61,300    Unocal Corp. . . . . . . . . . . . . . . . . . . . .     2,337,063
                                                                  ------------
                                                                     5,647,488
                                                                  ------------

            OIL EQUIPMENT AND SERVICES - 0.45%
  25,300    Apache Corp. . . . . . . . . . . . . . . . . . . . .       847,550
   6,600    Schlumberger Ltd.. . . . . . . . . . . . . . . . . .       707,850
                                                                  ------------
                                                                     1,555,400
                                                                  ------------

            OIL-INTERNATIONAL - 3.27%
   8,700    Amoco Corp.. . . . . . . . . . . . . . . . . . . . .       753,637
  11,600    Chevron Corp.. . . . . . . . . . . . . . . . . . . .       807,650
  20,900    Exxon Corp.. . . . . . . . . . . . . . . . . . . . .     2,251,975
   7,600    Mobil Corp.. . . . . . . . . . . . . . . . . . . . .       992,750
  16,400    Royal Dutch Petroleum Co.. . . . . . . . . . . . . .     2,870,000
  34,000    Texaco, Inc. . . . . . . . . . . . . . . . . . . . .     3,723,000
                                                                  ------------
                                                                    11,399,012
                                                                  ------------

            PAPER AND FOREST PRODUCTS - 0.70%
  29,300    Champion International Corp. . . . . . . . . . . . .     1,333,150
  28,800    International Paper Co.. . . . . . . . . . . . . . .     1,119,600
                                                                  ------------
                                                                     2,452,750
                                                                  ------------

            PRINTING AND PUBLISHING - 0.65%
  44,500    McGraw-Hill Companies, Inc.. . . . . . . . . . . . .     2,275,062
                                                                  ------------

            RAILROADS - 0.46%
  21,600    Burlington Northern Santa Fe Corp. . . . . . . . . .     1,598,400
                                                                  ------------

            RETAIL - 2.30%
  46,425    Dollar General Corp. . . . . . . . . . . . . . . . .     1,450,781
  30,800    Lowe's Companies, Inc. . . . . . . . . . . . . . . .     1,151,150
  18,500    Nine West Group, Inc. (a). . . . . . . . . . . . . .       827,875
  68,100    Staples, Inc. (a). . . . . . . . . . . . . . . . . .     1,370,512
  26,400    Tiffany & Co.. . . . . . . . . . . . . . . . . . . .     1,003,200
  79,900    Wal-Mart Stores, Inc.. . . . . . . . . . . . . . . .     2,227,213
                                                                  ------------
                                                                     8,030,731
                                                                  ------------

            TELECOMMUNICATIONS - 2.83%
  81,700    AT&T Corp. . . . . . . . . . . . . . . . . . . . . .     2,839,075
  58,700    Comcast Corp.-Cl. A. . . . . . . . . . . . . . . . .       990,562
  57,300    MCI Communications Corp. . . . . . . . . . . . . . .     2,041,313
  54,000    Motorola, Inc. . . . . . . . . . . . . . . . . . . .     3,260,250
  15,700    Sprint Corp. . . . . . . . . . . . . . . . . . . . .       714,350
                                                                  ------------
                                                                     9,845,550
                                                                  ------------


Shares                        Description                              Value
------                        -----------                              -----

            TOBACCO - 1.29%
  39,400    Philip Morris Companies, Inc.. . . . . . . . . . . . $   4,496,525
                                                                 -------------

            UTILITY-ELECTRIC - 1.54%
  16,900    American Electric Power Co.. . . . . . . . . . . . .       697,125
  11,900    Dominion Resources, Inc. . . . . . . . . . . . . . .       432,862
  30,400    FPL Group, Inc.. . . . . . . . . . . . . . . . . . .     1,341,400
  21,500    Ohio Edison Co.. . . . . . . . . . . . . . . . . . .       454,188
  36,400    Pacific Gas & Electric Corp. . . . . . . . . . . . .       855,400
  16,500    Public Service Enterprise Corp.. . . . . . . . . . .       433,125
  33,800    Texas Utilities Co.. . . . . . . . . . . . . . . . .     1,157,650
                                                                 -------------
                                                                     5,371,750
                                                                 -------------

            UTILITY-GAS, NATURAL GAS - 0.66%
  46,000    Consolidated Natural Gas Co. . . . . . . . . . . . .     2,317,250
                                                                 -------------

            UTILITY-TELEPHONE - 2.17%
   9,800    Ameritech Corp.. . . . . . . . . . . . . . . . . . .       602,700
   7,700    Bell Atlantic Corp.. . . . . . . . . . . . . . . . .       468,737
  17,800    BellSouth Corp . . . . . . . . . . . . . . . . . . .       752,050
  41,200    Frontier Corp. . . . . . . . . . . . . . . . . . . .       736,450
  81,500    GTE Corp.. . . . . . . . . . . . . . . . . . . . . .     3,799,937
  12,128    Lucent Technologies, Inc.. . . . . . . . . . . . . .       639,752
  10,900    SBC Communications, Inc. . . . . . . . . . . . . . .       573,613
                                                                 -------------
                                                                     7,573,239
                                                                 -------------

TOTAL COMMON STOCKS (Cost $175,839,456). . . . . . . . . . . . .   186,479,842
                                                                 -------------

Principal
Amount
---------
            CORPORATE DEBT-NON CONVERTIBLE - 2.98%
            FINANCIAL SERVICES - 1.62%
$240,000    Bangkok Bank Public Co., 8.375%, 1/15/27 (c) . . . .       230,464
 500,000    Bayerische Landesbank, 6.17%, 2/01/06. . . . . . . .       464,807
 400,000    China International Trust, 9.00%, 10/15/06 . . . . .       424,119
 300,000    Ford Motor Credit Co., 6.25%, 11/8/00. . . . . . . .       293,274
 600,000    Great Western Financial Corp., 6.375%, 7/01/00 . . .       588,226
 215,000    International Bank Reconstruction &
              Development, 8.875%, 3/01/26 . . . . . . . . . . .       248,763
 450,000    Jackson National Life Insurance Co., 8.15%,
              3/15/27 (c). . . . . . . . . . . . . . . . . . . .       441,828
 195,000    KFW International Finance, 8.20%, 6/01/06. . . . . .       206,519
 700,000    Lehman Brothers, Inc., 7.25%, 4/15/03. . . . . . . .       691,450
 415,000    Mutual Life Insurance Co., 11.25%, 8/15/24 (c) . . .       403,521
 625,000    News America Holdings, 7.43%, 10/01/26 . . . . . . .       623,317
 765,000    Paine Webber Group, Inc., 9.25%, 12/15/01. . . . . .       823,594
 215,000    Standard Credit Card Master Trust, 6.55%,
              10/07/05 . . . . . . . . . . . . . . . . . . . . .       205,428
                                                                 -------------
                                                                     5,645,310
                                                                 -------------

            FOREIGN INDUSTRIAL -  0.17%
  19,000    Celulosa Arauco y Constitucion, 6.75%, 12/15/03. . .        18,038
 610,000    Celulosa Arauco y Constitucion, 7.00%, 12/15/07. . .       574,507
                                                                  -------------
                                                                       592,545
                                                                  -------------

            INDUSTRIAL - 1.01%
 215,000    Auburn Hills Trust, 12.00%, 5/01/20. . . . . . . . .       314,008
 475,000    Brunswick Corp., 8.125%, 4/01/97 . . . . . . . . . .       475,000
 270,000    Empress River Casino Finance, 10.75%,
              4/01/02. . . . . . . . . . . . . . . . . . . . . .       285,525
  50,000    Federated Department Stores, Inc., 8.50%
              6/15/03. . . . . . . . . . . . . . . . . . . . . .        51,299


                 See Notes to Financial Statements on Pages 16 and 17

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS MARCH 31, 1997
--------------------------------------------------------------------------------

Principal
 Amount                       Description                              Value
---------                     -----------                              -----

$490,000    Laidlaw, Inc., 7.70%, 8/15/02. . . . . . . . . . . .  $    497,644
 430,000    Loewen Group, Inc., 8.25%, 10/15/03. . . . . . . . .       431,048
 290,000    Marriott International, Inc.,Series A, 6.75%,
            12/15/03 . . . . . . . . . . . . . . . . . . . . . .       278,111
 145,000    Marriott International, Inc., Series B, 7.875%,
            4/15/05. . . . . . . . . . . . . . . . . . . . . . .       146,244
 485,000    Tenet Healthcare Corp., 9.625%, 9/01/02. . . . . . .       517,738
 535,000    Texas Instruments, Inc., 6.75%, 7/15/99. . . . . . .       535,606
                                                                  ------------
                                                                     3,532,223
                                                                  ------------

            UTILITY - 0.18%
  35,000    Idaho Power Co., 8.00%, 3/15/04. . . . . . . . . . .        36,254
 440,000    Occidental Petroleum Corp., 9.50%, 7/15/97 . . . . .       444,624
 140,000    Potomac Edison Co., 8.00%, 6/01/24 . . . . . . . . .       138,022
                                                                  ------------
                                                                       618,900
                                                                  ------------

TOTAL CORPORATE DEBT NON-CONVERTIBLE (Cost $10,506,602). . . . .    10,388,978
                                                                  ------------

            FOREIGN DEBT - 0.41%
            Sovereign Debt - 0.41%
 125,000    Manitoba, 6.125%, 1/19/04. . . . . . . . . . . . . .       118,188
 265,000    New Zealand Government,  8.75%, 12/15/06 . . . . . .       291,912
  95,000    New Zealand Government, 10.625%, 11/15/05. . . . . .       116,157
 520,000    Poland Discount Bond, 6.437%, 10/27/24 . . . . . . .       508,950
 400,000    Quebec Province, 7.22%, 7/22/36. . . . . . . . . . .       405,922
                                                                  ------------

TOTAL FOREIGN DEBT (Cost $1,438,355) . . . . . . . . . . . . . .     1,441,129
                                                                  ------------

Shares
------
            PREFERRED STOCK - 0.48%
            FINANCIAL SERVICES - 0.33%
     480    Home Ownership Funding Corp. (c) . . . . . . . . . .       457,920
     705    Home Ownership Funding Corp. II (c). . . . . . . . .       674,341
                                                                  ------------
                                                                     1,132,261
                                                                  ------------

            MISCELLANEOUS - 0.15%
     314    1585 Broadway Corp. (c). . . . . . . . . . . . . . .       302,402
     240    Marquette Real Estate Funding Corp. (c). . . . . . .       230,285
                                                                  ------------
                                                                       532,687
                                                                  ------------

TOTAL PREFERRED STOCK (Cost $1,738,740). . . . . . . . . . . . .     1,664,948
                                                                  ------------

Principal
 Amount
---------
            U.S. GOVERNMENT AND AGENCY - 3.93%
$464,331    FGHLMC, 6.50%, 4/01/11 (b) . . . . . . . . . . . . .       447,644
 111,125    FGHLMC, 9.50%, 2/01/25 (b) . . . . . . . . . . . . .       118,866
  93,841    FGHLMC, 7.50%, 9/01/25 (b) . . . . . . . . . . . . .        92,589
 253,443    FNMA, 6.00%, 1/01/01 (b) . . . . . . . . . . . . . .       247,832
 150,000    FNMA, Global Bond, 6.35%, 11/23/01 (b) . . . . . . .       146,321
 325,000    FNMA, 8.625%, 11/10/04 (b) . . . . . . . . . . . . .       334,796
 463,851    FNMA, 7.00%, 9/01/07 (b) . . . . . . . . . . . . . .       456,169
 500,000    FNMA TBA, 6.00%, 4/01/08 (b) . . . . . . . . . . . .       470,469
 384,477    FNMA, 6.50%, 9/01/08 (b) . . . . . . . . . . . . . .       370,179
 175,287    FNMA, 6.00%, 1/01/09 (b) . . . . . . . . . . . . . .       164,934
 345,913    FNMA, 6.00%, 1/01/09 (b) . . . . . . . . . . . . . .       329,863
  15,968    FNMA, 6.00%, 1/01/09 (b) . . . . . . . . . . . . . .        15,025
 273,932    FNMA, 8.00%, 4/01/10 (b) . . . . . . . . . . . . . .       279,392
 616,614    FNMA, 7.00%, 8/01/10 (b) . . . . . . . . . . . . . .       608,888
7,300,000   FNMA TBA, 7.00%, 9/01/21 (b) . . . . . . . . . . . .     6,985,246
 387,850    FNMA, 6.50%, 10/01/23 (b). . . . . . . . . . . . . .       360,824
 282,042    GNMA, 7.00%, 9/15/23 (b) . . . . . . . . . . . . . .       269,176


Principal
 Amount                       Description                              Value
---------                     -----------                              -----

$647,611    GNMA, 8.50%, 10/20/24 (b). . . . . . . . . . . . . .      $660,159
 389,389    GNMA, 8.00%, 7/15/25 (b) . . . . . . . . . . . . . .       391,701
 980,646    GNMA, 7.00%, 3/15/26 (b) . . . . . . . . . . . . . .       935,912
                                                                  ------------

TOTAL U.S. GOVERNMENT AND AGENCY (Cost $13,951,373). . . . . . .    13,685,985
                                                                  ------------

             U.S. TREASURY SECURITIES - 9.45%
   265,000   U.S. Treasury Bonds, 6.625%, 6/30/01. . . . . . . .       263,758
   460,000   U.S. Treasury Bonds, 6.375%, 9/30/01. . . . . . . .       453,170
   735,000   U.S. Treasury Bonds, 6.875%, 5/15/06. . . . . . . .       730,866
   195,000   U.S. Treasury Bonds, 8.125%, 8/15/19. . . . . . . .       214,013
   960,000   U.S. Treasury Bonds, 7.25%, 8/15/22 . . . . . . . .       960,900
 4,720,000   U.S. Treasury Bonds, 6.50%, 11/15/26. . . . . . . .     4,343,877
 2,130,000   U.S. Treasury Notes, 6.25%, 6/30/98 . . . . . . . .     2,131,334
 1,570,000   U.S. Treasury Notes, 6.00%, 9/30/98 . . . . . . . .     1,563,369
 3,550,000   U.S. Treasury Notes, 6.375%, 5/15/99. . . . . . . .     3,542,780
10,110,000   U.S. Treasury Notes, 5.875%, 2/15/00. . . . . . . .     9,923,635
 5,100,000   U.S. Treasury Notes, 6.625%, 3/31/02. . . . . . . .     5,069,738
 3,620,000   U.S. Treasury Notes, 7.50%, 2/15/05 . . . . . . . .     3,746,130
                                                                  ------------

TOTAL U.S. TREASURY SECURITIES (Cost $33,364,355). . . . . . . .    32,943,570
                                                                  ------------

            SHORT TERM INSTRUMENTS - 30.80%
            REPURCHASE AGREEMENT - 14.38%
50,120,646  Sanwa Bank, dated 3/31/97, 6.30%, principal
            and interest in the amount of $50,129,417
            due 4/01/97 (collateralized by U.S. Treasury
            Notes, par value of $51,926,000, 5.63%, due
            11/30/00, value of $50,157,271). . . . . . . . . . .    50,120,646
                                                                  ------------

            U.S. TREASURY BILLS - 16.42%
57,240,000  4.91% to 5.06%, maturing 4/03/97 to 5/29/97 (d). . .    57,215,857
                                                                  ------------

TOTAL SHORT TERM INSTRUMENTS (Cost $107,336,744) . . . . . . . .   107,336,503
                                                                  ------------

TOTAL INVESTMENTS (Cost $344,175,625). . . . . . .     101.55%     353,940,955
LIABILITIES IN EXCESS OF OTHER ASSETS. . . . . . .     (1.55)%      (5,402,262)
                                                     ----------   ------------
NET ASSETS   . . . . . . . . . . . . . . . . . . .     100.00%    $348,538,693
                                                     ----------   ------------
                                                     ----------   ------------

-----------------------
(a) Non-income producing security
(b) The following abbreviations are used in the portfolio description:
FGHLMC  --  Federal Gold Home Loan Mortgage Corporation
FHLMC   --  Federal Home Loan Mortgage Corporation
FNMA    --  Federal National Mortgage Association
GNMA    --  Government National Mortgage Association
TBA     --  To be announced
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)  Includes collateral with value of $2,230,860 for futures contracts.


                 See Notes to Financial Statements on Pages 16 and 17

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES MARCH 31, 1997
--------------------------------------------------------------------------------



ASSETS
  Investments, at Value (Cost of $344,175,625, including Repurchase Agreement amounting to $50,120,646). . . . .  $   353,940,955
  Cash*. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        3,028,954
  Receivable for Securities Sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        6,035,290
  Dividends and Interest Receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,067,903
  Prepaid Expenses and Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              995
                                                                                                                  ---------------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      364,074,097
                                                                                                                  ---------------
LIABILITIES
  Due to Bankers Trust . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          174,808
  Payable for Securities Purchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       14,290,906
  Variation Margin Payable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,048,407
  Accrued Expenses and Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           21,283
                                                                                                                  ---------------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       15,535,404
                                                                                                                  ---------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $   348,538,693
                                                                                                                  ---------------
                                                                                                                  ---------------
COMPOSITION OF NET ASSETS
  Paid-in Capital. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $   341,096,124
  Net Unrealized Appreciation (Depreciation) on:
     Investment and Foreign Currency Transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        9,750,297
     Futures Contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (2,307,728)
                                                                                                                  ---------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $   348,538,693
                                                                                                                  ---------------
                                                                                                                  ---------------

---------------
* Includes foreign currency of $2,360,173 with a value of $2,345,140.


--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign withholding tax of $13,800). . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $     2,943,047
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        7,832,156
                                                                                                                  ---------------
Total Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       10,775,203
                                                                                                                  ---------------
EXPENSES
  Advisory Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,882,677
  Administration and Services Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          289,643
  Professional Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           23,070
  Trustees Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,169
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,405
                                                                                                                  ---------------
  Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        2,199,964
  Less Expenses Absorbed by Bankers Trust. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (462,108)
                                                                                                                  ---------------
     Net Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,737,856
                                                                                                                  ---------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        9,037,347
                                                                                                                  ---------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FOREIGN CURRENCIES AND FUTURES CONTRACTS
  Net Realized Gain from:
     Investment and Foreign Currency Transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       18,608,370
     Futures Transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       10,460,233
  Net Change in Unrealized Appreciation (Depreciation) on:
     Investments and Foreign Currency Contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          561,364
     Futures Contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (2,292,257)
                                                                                                                  ---------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FOREIGN CURRENCIES AND FUTURES CONTRACTS. . . . . . . . . . . .       27,337,710
                                                                                                                  ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       36,375,057
                                                                                                                  ---------------
                                                                                                                  ---------------


                 See Notes to Financial Statements on Pages 16 and 17

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                 For the         For the
                                                                                                year ended      year ended
                                                                                              March 31, 1997  March 31, 1996
                                                                                              --------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    9,037,347  $    6,712,317
  Net Realized Gain from Investments, Foreign Currencies and Futures Transactions. . . . .        29,068,603      14,006,189
  Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign
    Currencies and Futures Contracts . . . . . . . . . . . . . . . . . . . . . . . . . . .        (1,730,893)      7,261,817
                                                                                              --------------  --------------
Net Increase in Net Assets from Operations . . . . . . . . . . . . . . . . . . . . . . . .        36,375,057      27,980,323
                                                                                              --------------  --------------
CAPITAL TRANSACTIONS
  Proceeds from Capital Invested . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       166,792,562     170,133,182
  Value of Capital Withdrawn . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (94,771,334)    (54,499,861)
                                                                                              --------------  --------------
Net Increase in Net Assets from Capital Transactions . . . . . . . . . . . . . . . . . . .        72,021,228     115,633,321
                                                                                              --------------  --------------
TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       108,396,285     143,613,644
NET ASSETS
Beginning of Year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       240,142,408      96,528,764
                                                                                               --------------  --------------
End of Year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $  348,538,693  $  240,142,408
                                                                                              --------------  --------------
                                                                                              --------------  --------------


--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below are selected ratios to average net assets and other supplemental data for the periods indicated for the Asset Management Portfolio.

                                                                                                    FOR THE PERIOD
                                                                  FOR THE YEAR ENDED              SEPTEMBER 16, 1993
                                                                       MARCH 31,                    (COMMENCEMENT
                                                          -----------------------------------      OF OPERATIONS) TO
                                                             1997         1996        1995          MARCH 31, 1994
                                                          ----------   ----------  ----------    ---------------------
SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Period (000s omitted) . . . . .      $348,539     $240,142     $96,529            $36,283
  Ratios to Average Net Assets:
    Net Investment Income. . . . . . . . . . . . . .          3.12%        3.99%       3.78%              2.83%*
    Expenses . . . . . . . . . . . . . . . . . . . .          0.60%        0.60%       0.60%              0.60%*
    Decrease Reflected in Above Expense Ratio Due to
      Absorption of Expenses by Bankers Trust. . . .          0.16%        0.17%       0.19%              0.33%*
Portfolio Turnover Rate. . . . . . . . . . . . . . .           137%         154%         92%                56%
Average Commission Paid Per Share+ . . . . . . . . .        0.0466

----------------
*   Annualized
+ For fiscal years beginning on or after September 1, 1995, the Portfolio is required to disclose its average commission rate per share for security trades on which commissions are charged.


                 See Notes to Financial Statements on Pages 16 and 17

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
NOTE--1 ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The Asset Management Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on June 9, 1992 as an unincorporated trust under the laws of New York and commenced operations on September 16, 1993. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. SECURITY VALUATION
The Portfolio's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of a security traded on that exchange prior to the time when the Portfolio assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security and foreign currency transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. REPURCHASE AGREEMENTS
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E. FOREIGN CURRENCY TRANSACTIONS
The books and records of the Asset Management Portfolio are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

F. FORWARD FOREIGN CURRENCY CONTRACTS
The Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Assets and Liabilities may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

G. OPTION CONTRACTS
The Portfolio may enter into option contracts. Upon the purchase of a put option or a call option by the Portfolio, the premium paid is recorded as an investment, valued at mark-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

H. FUTURES CONTRACTS
The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

I. FEDERAL INCOME TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

J. OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.10 of 1% of the Portfolio's average daily net assets. For the year ended March 31, 1997, this fee aggregated $289,643.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.65 of 1% of the Portfolio's average daily net assets. For the year ended March 31, 1997, this fee aggregated $1,882,677.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.60 of 1% of the average daily net assets of the Portfolio. For the year ended March 31, 1997, expenses of the Portfolio have been reduced by $462,108.

On September 30, 1996, the Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Prior to September 30, Signature Broker-Dealer Services, Inc. ("Signature") was the Trust's distributor.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Edgewood and/or Signature. None of the trustees so affiliated received compensation for services as trustees of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

For the year ended March 31, 1997, the Portfolio paid brokerage commissions of $193,354.

NOTE 3--PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended March 31, 1997 was $338,539,944 and $267,916,709, respectively. For Federal income tax purposes, the tax basis of investments held at March 31, 1997 was $344,514,483. The aggregate gross unrealized appreciation was $14,835,386 and the aggregate gross unrealized depreciation for all investments was $5,408,914.


--------------------------------------------------------------------------------
NOTE 4--FUTURES CONTRACTS
A summary of obligations under these financial instruments at March 31, 1997 is as follows:



                                                                                                          Unrealized
                                                                                                         Appreciation
Type of Futures                      Expiration     Contracts     Position        Market Value          (Depreciation)
-------------------------------     ------------   -----------   ----------   --------------------   --------------------
S&P 500                               June 1997       111           Long         $  42,069,000          $ (2,102,400)
French 10 Year Bond Futures           June 1997        87           Long             9,898,536               (88,806)
CAC 40 Year Futures                  April 1997        67           Long             6,319,028               115,412
US Treasury Futures                   June 1997        15           Long             1,582,500               (33,594)
Japanese Bond Futures                 June 1997        17           Long            17,335,223               143,154
Toronto 35 Index Futures              June 1997        41           Long             8,764,783              (265,518)
Australian 10 Year Bond Futures       June 1997       160           Long            91,567,267               (76,944)
JPN Yen Futures                       June 1997         6          Short              (613,350)                6,605
Canadian $ Futures                    June 1997         5          Short              (362,950)                5,513
French Franc Futures                  June 1997        11          Short              (979,550)              (11,802)
Australian $ Futures                  June 1997         9          Short              (707,040)                  652
-------------------------------                    -----------                   --------------         -------------
Total                                                 529                        $ 174,873,447          $ (2,307,728)
-------------------------------                    -----------                   --------------         -------------
-------------------------------                    -----------                   --------------         -------------

At March 31, 1997, the Portfolio segregated sufficient securities to cover margin requirements on open futures contracts.

--------------------------------------------------------------------------------
ASSET MANAGEMENT PORTFOLIO

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Trustees and Holders of Beneficial Interest of the Asset Management
Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of the Asset Management Portfolio as of March 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period September 16, 1993 (commencement of operations) to March 31, 1994. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.

Our procedures included confirmation of securities owned as of March 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Asset Management Portfolio as of March 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.

Kansas City, Missouri
May 2, 1997


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

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                                          19

BT PYRAMID MUTUAL FUNDS
BT INSTITUTIONAL ASSET MANAGEMENT FUND



INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


DISTRIBUTOR
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897


CUSTODIAN AND TRANSFER AGENT
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P
1100 Main Street, Suite 900
Kansas City, MO  64105


COUNSEL
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY  10022



                                 --------------------

    For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 368-4031.

                                 --------------------